Other Comprehensive Income (Loss) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities	$ (19)	$ 18	$ (113)
Income taxes	6,619	4,781	3,162
Net of tax	(15,716)	(11,168)	(7,655)
Reclassifications, net of tax	(202)	(189)	(145)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, net of tax	13	(12)	75
Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities	19	(18)	113
Income taxes	(6)	6	(38)
Net of tax	13	(12)	75
Accumulated Defined Benefit Plans Adjustment, Actuarial Losses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Salaries, wages and benefits	(326)	(270)	(334)
Defined Benefit Pension Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	111	93	114
Reclassifications, net of tax	$ (215)	$ (177)	$ (220)